3. INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory balances
Finished goods	$ 8,089	$ 9,429
Work in progress	4,164	4,284
Raw materials	1,273	1,334
Other	848	1,084
Total	$ 14,374	$ 16,131	$ 17,306